UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Automobiles & Components – 1.3%
637,600	Ford Motor Co.(a)	$ 10,290,864
223,200	General Motors Co.	8,370,000
200	Tesla Motors, Inc.*	37,754

		18,698,618

Banks – 6.8%
537,181	Bank of America Corp.	8,267,216
20,500	Bank of Hawaii Corp.	1,254,805
12,200	BankUnited, Inc.	399,428
30,301	Cullen/Frost Bankers, Inc.	2,093,138
301,500	First Niagara Financial Group, Inc.	2,665,260
400,500	JPMorgan Chase & Co.(a)	24,262,290
887,500	New York Community Bancorp, Inc.(a)(b)	14,847,875
158,900	PacWest Bancorp	7,450,821
271,500	People’s United Financial, Inc.	4,126,800
130,600	U.S. Bancorp	5,703,302
520,700	Wells Fargo & Co.(a)	28,326,080

		99,397,015

Capital Goods – 7.1%
53,300	3M Co.	8,791,835
12,900	Allison Transmission Holdings, Inc.	412,026
106,500	Caterpillar, Inc.	8,523,195
3,700	Crane Co.	230,917
118,100	Eaton Corp. PLC	8,023,714
86,900	Emerson Electric Co.	4,920,278
1,900	Fortune Brands Home & Security, Inc.	90,212
1,217,250	General Electric Co.(a)	30,199,972
45,300	Honeywell International, Inc.	4,725,243
98,751	Lockheed Martin Corp.	20,042,503
21,100	MSC Industrial Direct Co., Inc. Class A	1,523,420
3,300	SPX Corp.	280,170
94,300	The Boeing Co.(a)	14,152,544
26,700	The Timken Co.	1,125,138
4,200	Trinity Industries, Inc.	149,142

		103,190,309

Commercial & Professional Services – 1.3%
281,100	Covanta Holding Corp.	6,305,073
67,800	KAR Auction Services, Inc.	2,571,654
483,300	R.R. Donnelley & Sons Co.	9,274,527

		18,151,254

Consumer Durables & Apparel – 1.4%
6,300	Carter’s, Inc.	582,561
12,100	Coach, Inc.	501,303
95,600	Hanesbrands, Inc.	3,203,556
13,300	Kate Spade & Co.*	444,087
110,200	Leggett & Platt, Inc.	5,079,118
347,000	Mattel, Inc.	7,928,950
35,500	Tupperware Brands Corp.	2,450,210

		20,189,785

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – 2.9%
53,300	Darden Restaurants, Inc.	$ 3,695,822
26,100	International Game Technology	454,401
58,900	Las Vegas Sands Corp.	3,241,856
180,900	McDonald’s Corp.	17,626,896
84,700	SeaWorld Entertainment, Inc.	1,633,016
104,300	Six Flags Entertainment Corp.	5,049,163
70,700	Starbucks Corp.	6,695,290
33,400	Wynn Resorts Ltd.	4,204,392

		42,600,836

Diversified Financials – 3.5%
36,800	Ameriprise Financial, Inc.	4,814,912
81,300	Artisan Partners Asset Management, Inc. Class A	3,695,898
74,200	Berkshire Hathaway, Inc. Class B*	10,708,544
30,400	BlackRock, Inc.(a)	11,121,536
1,100	CME Group, Inc.	104,181
16,500	Eaton Vance Corp.	687,060
97,100	Federated Investors, Inc. Class B	3,290,719
190,200	Invesco Ltd.	7,549,038
1,400	LPL Financial Holdings, Inc.	61,404
176,400	Navient Corp.	3,586,212
118,600	Waddell & Reed Financial, Inc. Class A	5,875,444

		51,494,948

Energy – 7.9%
48,800	Anadarko Petroleum Corp.	4,041,128
9,100	Antero Resources Corp.*	321,412
2,100	Atwood Oceanics, Inc.	59,031
28,380	California Resources Corp.	215,972
186,200	Chevron Corp.(b)	19,547,276
9,400	Concho Resources, Inc.*	1,089,648
161,900	ConocoPhillips	10,079,894
2,200	Continental Resources, Inc.*	96,074
3,100	Core Laboratories NV	323,919
54,200	CVR Energy, Inc.	2,306,752
27,500	Dresser-Rand Group, Inc.*	2,209,625
3,900	Dril-Quip, Inc.*	266,721
700	Energen Corp.	46,200
70,900	EOG Resources, Inc.	6,500,821
281,400	Exxon Mobil Corp.(a)	23,919,000
33,000	Gulfport Energy Corp.*	1,515,030
23,500	HollyFrontier Corp.	946,345
139,400	Kinder Morgan, Inc.	5,863,164
25,300	Laredo Petroleum, Inc.*	329,912
3,000	Memorial Resource Development Corp.*	53,220
48,500	Oasis Petroleum, Inc.*	689,670
67,200	Occidental Petroleum Corp.	4,905,600
13,000	Oceaneering International, Inc.	701,090
7,600	Oil States International, Inc.*	302,252

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
1,300	Patterson-UTI Energy, Inc.	$ 24,407
37,900	PBF Energy, Inc. Class A	1,285,568
58,100	Phillips 66	4,566,660
10,400	Rice Energy, Inc.*	226,304
25,000	Rowan Companies PLC Class A	442,750
1,700	RPC, Inc.	21,777
153,100	Schlumberger Ltd.	12,774,664
14,800	Seadrill Ltd.	138,380
1,000	Seventy Seven Energy, Inc.*	4,150
2,200	SM Energy Co.	113,696
1,400	Targa Resources Corp.	134,106
100	Teekay Corp.	4,657
127,000	The Williams Companies, Inc.	6,424,930
64,900	Weatherford International PLC*	798,270
21,400	Whiting Petroleum Corp.*	661,260
22,800	WPX Energy, Inc.*	249,204

		114,200,539

Food & Staples Retailing – 1.5%
119,300	CVS Health Corp.	12,312,953
42,400	Rite Aid Corp.*	368,456
180,800	Sysco Corp.	6,821,584
35,400	Wal-Mart Stores, Inc.	2,911,650

		22,414,643

Food, Beverage & Tobacco – 5.4%
228,200	Altria Group, Inc.(a)	11,414,564
164,700	General Mills, Inc.	9,322,020
182,400	Kraft Foods Group, Inc.	15,889,776
167,200	PepsiCo, Inc.	15,987,664
131,000	Philip Morris International, Inc.	9,868,230
200	Pinnacle Foods, Inc.	8,162
393,500	The Coca-Cola Co.(a)	15,956,425

		78,446,841

Health Care Equipment & Services – 3.3%
211,400	Abbott Laboratories(a)(b)	9,794,162
200	athenahealth, Inc.*	23,878
90,400	Baxter International, Inc.	6,192,400
68,700	Cardinal Health, Inc.	6,201,549
400	Centene Corp.*	28,276
14,001	Community Health Systems, Inc.*	731,969
9,700	HCA Holdings, Inc.*	729,731
4,400	LifePoint Hospitals, Inc.*	323,180
167,454	Medtronic PLC	13,059,738
86,700	UnitedHealth Group, Inc.	10,255,743

		47,340,626

Household & Personal Products – 2.0%
49,300	Kimberly-Clark Corp.	5,280,523
14,200	Nu Skin Enterprises, Inc. Class A	854,982
274,000	The Procter & Gamble Co.(a)	22,451,560

		28,587,065

Shares	Description	Value
Common Stocks – (continued)
Insurance – 3.2%
81,300	American International Group, Inc.	$ 4,454,427
67,700	Arthur J. Gallagher & Co.	3,164,975
600	Erie Indemnity Co. Class A	52,356
193,700	Mercury General Corp.	11,186,175
150,100	MetLife, Inc.	7,587,555
588,600	Old Republic International Corp.(a)	8,793,684
126,600	Prudential Financial, Inc.(a)	10,167,246
27,600	Validus Holdings Ltd.	1,161,960

		46,568,378

Materials – 3.3%
5,619	Albemarle Corp.	296,908
50,500	Cliffs Natural Resources, Inc.	242,905
38,200	Domtar Corp.	1,765,604
87,400	E.I. du Pont de Nemours & Co.	6,246,478
290,100	Freeport-McMoRan, Inc.	5,497,395
3,600	Greif, Inc. Class A	141,372
119,300	International Paper Co.	6,619,957
93,200	LyondellBasell Industries NV Class A	8,182,960
12,300	Packaging Corp. of America	961,737
11,400	Royal Gold, Inc.	719,454
3,501	RPM International, Inc.	167,994
350,500	The Dow Chemical Co.(a)	16,816,990

		47,659,754

Media – 3.2%
43,200	Cinemark Holdings, Inc.	1,947,024
225,400	Comcast Corp. Class A	12,722,547
138,900	Regal Entertainment Group Class A	3,172,476
92,500	The Walt Disney Co.	9,702,325
176,500	Thomson Reuters Corp.	7,158,840
30,700	Time Warner Cable, Inc.	4,601,316
87,000	Time Warner, Inc.	7,346,280
10,800	Twenty-First Century Fox, Inc. Class B	355,104

		47,005,912

Pharmaceuticals, Biotechnology & Life Sciences – 10.4%
211,900	AbbVie, Inc.(a)	12,404,626
5,800	Alnylam Pharmaceuticals, Inc.*	605,636
97,700	Amgen, Inc.(a)	15,617,345
12,000	Biogen, Inc.*	5,066,880
3,900	BioMarin Pharmaceutical, Inc.*	486,018
145,200	Bristol-Myers Squibb Co.(a)	9,365,400
51,600	Celgene Corp.*	5,948,448
226,700	Eli Lilly & Co.	16,469,755
141,400	Gilead Sciences, Inc.*	13,875,582
7,900	Illumina, Inc.*	1,466,556
1,100	Intercept Pharmaceuticals, Inc.*	310,222
1,600	Jazz Pharmaceuticals PLC*	276,464

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
280,500	Johnson & Johnson	$ 28,218,300
900	Medivation, Inc.*	116,163
260,950	Merck & Co., Inc.	14,999,406
709,800	Pfizer, Inc.(a)	24,693,942
5,200	Pharmacyclics, Inc.*	1,330,940

		151,251,683

Real Estate Investment Trust – 2.3%
24,200	American Campus Communities, Inc.	1,037,454
94,400	American Tower Corp.	8,887,760
11,001	Camden Property Trust	859,450
8,100	Corporate Office Properties Trust	237,978
60,700	Crown Castle International Corp.	5,010,178
77,700	Duke Realty Corp.	1,691,529
27,100	Extra Space Storage, Inc.	1,831,147
68,200	General Growth Properties, Inc.	2,015,310
31,101	Healthcare Trust of America, Inc.	866,466
11,200	Kilroy Realty Corp.	853,104
17,200	Omega Healthcare Investors, Inc.	697,804
5,500	Post Properties, Inc.	313,115
103,100	Prologis, Inc.	4,491,036
15,800	Simon Property Group, Inc.	3,091,112
13,801	SL Green Realty Corp.	1,771,728
4,300	WP GLIMCHER, Inc.	71,509

		33,726,680

Retailing – 3.9%
19,000	Abercrombie & Fitch Co. Class A	418,760
34,200	Amazon.com, Inc.*(a)	12,725,820
8,600	Big Lots, Inc.	413,058
800	Chico’s FAS, Inc.	14,152
1,500	Dick’s Sporting Goods, Inc.	85,485
500	Dillard’s, Inc. Class A	68,255
18,200	GNC Holdings, Inc. Class A	893,074
31,400	Groupon, Inc.*	226,394
22,500	J.C. Penney Co., Inc.*	189,225
56,200	L Brands, Inc.	5,299,098
145,200	Lowe’s Companies, Inc.	10,801,428
11,900	Penske Automotive Group, Inc.	612,731
1,400	Sears Holdings Corp.*	57,932
136,600	The Home Depot, Inc.	15,519,126
5,500	The Priceline Group, Inc.*	6,402,825
2,600	Ulta Salon, Cosmetics & Fragrance, Inc.*	392,210
27,100	Williams-Sonoma, Inc.	2,160,141

		56,279,714

Semiconductors & Semiconductor Equipment – 2.8%
62,400	Analog Devices, Inc.	3,931,200
460,600	Intel Corp.	14,402,962
79,700	KLA-Tencor Corp.	4,645,713

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
253,000	Maxim Integrated Products, Inc.	$ 8,806,930
156,100	Texas Instruments, Inc.	8,926,579

		40,713,384

Software & Services – 9.8%
51,500	Accenture PLC Class A	4,825,035
84,900	Activision Blizzard, Inc.	1,929,352
192,100	Automatic Data Processing, Inc.(a)(b)	16,451,444
53,000	Broadridge Financial Solutions, Inc.	2,915,530
329,501	CA, Inc.	10,745,042
175,100	Facebook, Inc. Class A*	14,395,846
1,700	FleetCor Technologies, Inc.*	256,564
14,700	Google, Inc. Class A*	8,154,090
14,600	Google, Inc. Class C*	8,000,800
39,600	IAC/InterActiveCorp	2,671,812
83,700	International Business Machines Corp.	13,433,850
18,300	Leidos Holdings, Inc.	767,868
4,400	LinkedIn Corp. Class A*	1,099,384
7,000	Mastercard, Inc. Class A	604,730
773,850	Microsoft Corp.(a)(b)	31,460,872
2,000	NetSuite, Inc.*	185,520
162,700	Oracle Corp.	7,020,505
42,000	Pandora Media, Inc.*	680,820
270,900	Paychex, Inc.	13,440,704
3,000	Rackspace Hosting, Inc.*	154,770
12,300	Splunk, Inc.*	728,160
1,400	Tableau Software, Inc. Class A*	129,528
3,400	Twitter, Inc.*	170,272
3,900	Workday, Inc. Class A*	329,199
16,100	Yelp, Inc.*	762,335
4,600	Zillow Group, Inc. Class A*	461,380

		141,775,412

Technology Hardware & Equipment – 6.3%
469,100	Apple, Inc.(a)(b)	58,370,113
12,300	AVX Corp.	175,521
362,300	Cisco Systems, Inc.	9,972,307
53,000	Diebold, Inc.	1,879,380
130,800	Hewlett-Packard Co.	4,075,728
7,200	Lexmark International, Inc. Class A	304,848
29,500	National Instruments Corp.	945,180
800	Palo Alto Networks, Inc.*	116,864
177,700	QUALCOMM, Inc.	12,321,718
65,900	Seagate Technology PLC	3,428,777

		91,590,436

Telecommunication Services – 3.1%
646,028	AT&T, Inc.(a)(b)	21,092,814
219,100	CenturyLink, Inc.	7,569,905
396,901	Frontier Communications Corp.	2,798,152

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – (continued)
282,400	Verizon Communications, Inc.	$ 13,733,112

		45,193,983

Transportation – 1.6%
300	Avis Budget Group, Inc.*	17,705
28,800	Copa Holdings SA Class A	2,907,936
7,800	Spirit Airlines, Inc.*	603,408
117,800	Union Pacific Corp.	12,758,918
67,500	United Parcel Service, Inc. Class B	6,543,450

		22,831,417

Utilities – 3.2%
157,000	Ameren Corp.(a)	6,625,400
203,300	Duke Energy Corp.(a)	15,609,374
212,300	PPL Corp.	7,146,018
524,900	TECO Energy, Inc.	10,183,060
168,600	The Southern Co.	7,465,608

		47,029,460

TOTAL COMMON STOCKS		1,416,338,692

Shares	Distribution Rate	Value
Investment Company(c)(d) – 3.4%
Goldman Sachs Financial Square Government Fund – FST Shares
49,968,062	0.006%	49,968,062

TOTAL INVESTMENTS – 100.9%		$1,466,306,754

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(12,567,087)

NET ASSETS – 100.0%		$1,453,739,667

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated fund.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	290	June 2015	$29,881,600	$(80,768)

WRITTEN OPTIONS CONTRACTS — At March 31, 2015, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Rate	Expiration Month	Value

S&P 500 Index (Premiums Received $11,129,896)	$2,812	$2,090	June 2015	$(12,597,760)

For the period ended March 31, 2015, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2014	$2,718	$10,676,304

Contracts written	2,812	11,129,896
Contracts bought to close	(2,718)	(10,676,304)

Contracts Outstanding March 31, 2015	$2,812	$11,129,896

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,240,675,421

Gross unrealized gain	247,892,072
Gross unrealized loss	(22,260,739)

Net unrealized security gain	$225,631,333

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 100.4%
Australia – 7.6%
411,768	ALS Ltd. (Commercial & Professional Services)	$ 1,546,655
101,952	Australia & New Zealand Banking Group Ltd. (Banks)	2,836,324
159,033	BHP Billiton Ltd. (Materials)	3,696,568
85,237	BHP Billiton PLC (Materials)	1,870,553
146,068	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,195,910
12,140	Commonwealth Bank of Australia (Banks)	861,098
812,022	Insurance Australia Group Ltd. (Insurance)	3,758,842
30,002	Lend Lease Group (Real Estate)	378,943
1,033,948	Metcash Ltd. (Food & Staples Retailing)	1,216,563
39,433	Orica Ltd. (Materials)	598,801
622,661	Scentre Group (REIT)	1,768,878
44,748	Sonic Healthcare Ltd. (Health Care Equipment & Services)	695,200
399,407	Suncorp Group Ltd. (Insurance)	4,095,762
441,126	Telstra Corp. Ltd. (Telecommunication Services)	2,117,607
78,866	Transurban Group (Transportation)	571,059
63,207	Woodside Petroleum Ltd. (Energy)	1,655,956

		28,864,719

Austria – 0.1%
40,761	Raiffeisen Bank International AG (Banks)	566,462

Belgium – 1.5%
2,979	Ageas (Insurance)	106,983
37,405	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	4,569,597
15,926	KBC Groep NV (Banks)*	984,264

		5,660,844

Bermuda – 0.1%
58,117	Seadrill Ltd. (Energy)	544,184

Denmark – 0.7%
35,148	Danske Bank A/S (Banks)	926,612
29,349	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,566,761
1,891	Pandora A/S (Consumer Durables & Apparel)	172,166
1,724	Vestas Wind Systems A/S (Capital Goods)	71,082

		2,736,621

Finland – 1.9%
37,156	Elisa OYJ (Telecommunication Services)	933,120
17,661	Kone OYJ Class B (Capital Goods)	783,094
3,699	Metso OYJ (Capital Goods)	108,073
9,082	Neste Oil OYJ (Energy)	238,311

Shares	Description	Value
Common Stocks – (continued)
Finland – (continued)
58,816	Nokia OYJ (Technology Hardware & Equipment)	$ 448,458
68,609	Nokian Renkaat OYJ (Automobiles & Components)(a)	2,044,673
31,047	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	875,142
51,687	Stora Enso OYJ Class R (Materials)	531,448
64,280	UPM-Kymmene OYJ (Materials)	1,248,764

		7,211,083

France – 9.3%
11,970	Airbus Group NV (Capital Goods)	778,181
26,229	AXA SA (Insurance)	660,163
33,027	BNP Paribas SA (Banks)(a)	2,009,562
53,976	Bouygues SA (Capital Goods)(a)	2,118,870
26,476	Casino Guichard Perrachon SA (Food & Staples Retailing)(a)(c)	2,344,345
8,567	CNP Assurances (Insurance)	150,151
42,928	Credit Agricole SA (Banks)	630,825
38,141	Danone SA (Food, Beverage & Tobacco)	2,571,003
3,628	Edenred (Commercial & Professional Services)	90,518
7,578	Electricite de France SA (Utilities)	181,707
237,980	GDF Suez (Utilities)(a)	4,698,446
2,079	Kering (Consumer Durables & Apparel)	405,860
71,873	Lagardere SCA (Media)(a)	2,160,172
7,747	L’Oreal SA (Household & Personal Products)	1,426,925
42,271	Natixis SA (Banks)	316,635
33,981	Orange SA (Telecommunication Services)(a)	545,720
162,701	Rexel SA (Capital Goods)(a)	3,067,855
61,665	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	6,089,977
32,066	Societe Generale SA (Banks)	1,548,211
49,132	Total SA (Energy)(a)	2,442,205
3,485	Unibail-Rodamco SE (REIT)	940,831

		35,178,162

Germany – 7.9%
14,898	adidas AG (Consumer Durables & Apparel)	1,176,395
12,856	Allianz SE (Registered) (Insurance)	2,232,015
31,903	BASF SE (Materials)	3,158,256

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
19,057	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,851,230
58,767	Daimler AG (Registered) (Automobiles & Components)(a)	5,643,673
15,825	Deutsche Bank AG (Registered) (Diversified Financials)	548,459
16,941	Deutsche Boerse AG (Diversified Financials)	1,382,537
39,760	Deutsche Post AG (Registered) (Transportation)	1,238,718
40,069	E.ON SE (Utilities)	595,783
3,886	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	323,011
947	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	56,457
4,487	Henkel AG & Co. KGaA (Household & Personal Products)	463,026
7,947	Hugo Boss AG (Consumer Durables & Apparel)	965,495
7,470	MAN SE (Capital Goods)	786,137
22,136	ProSiebenSat.1 Media AG (Registered) (Media)	1,082,736
38,659	SAP SE (Software & Services)	2,794,171
26,814	Siemens AG (Registered) (Capital Goods)(a)	2,900,046
206,587	Telefonica Deutschland Holding AG (Telecommunication Services)*	1,187,964
11,094	United Internet AG (Registered) (Software & Services)	503,548

		29,889,657

Hong Kong – 3.1%
190,800	AIA Group Ltd. (Insurance)	1,197,935
53,000	CK Hutchison Holdings Ltd. (Real Estate)	1,082,818
59,000	Galaxy Entertainment Group Ltd. (Consumer Services)	267,880
112,000	Hang Lung Properties Ltd. (Real Estate)	314,664
80,800	Hang Seng Bank Ltd. (Banks)	1,462,388
747,910	Hong Kong & China Gas Co. Ltd. (Utilities)	1,731,821
40,900	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	1,002,551
62,000	Hutchison Whampoa Ltd. (Capital Goods)	859,373
27,000	Hysan Development Co. Ltd. (Real Estate)	118,349
214,000	Li & Fung Ltd. (Consumer Durables & Apparel)	208,958

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
88,000	MGM China Holdings Ltd. (Consumer Services)	$ 165,333
137,189	New World Development Co. Ltd. (Real Estate)	159,049
21,500	Power Assets Holdings Ltd. (Utilities)	219,469
155,600	Sands China Ltd. (Consumer Services)	643,443
155,261	Sino Land Co. Ltd. (Real Estate)	253,174
29,000	Sun Hung Kai Properties Ltd. (Real Estate)	447,165
58,200	Swire Properties Ltd. (Real Estate)	189,024
51,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	171,941
170,500	WH Group Ltd. (Food, Beverage & Tobacco)*(b)	96,846
112,000	Wharf Holdings Ltd. (Real Estate)	781,855
141,200	Wynn Macau Ltd. (Consumer Services)	305,151

		11,679,187

Ireland – 0.1%
13,135	CRH PLC (Materials)	343,518

Israel – 0.9%
663,297	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	1,235,154
294,851	Israel Chemicals Ltd. (Materials)	2,094,114
2,274	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	141,670

		3,470,938

Italy – 1.4%
139,565	Eni SpA (Energy)(a)	2,415,630
204,454	Intesa Sanpaolo SpA (Banks)	670,897
10,245	Saipem SpA (Energy)*	104,212
286,171	Terna Rete Elettrica Nazionale SpA (Utilities)	1,260,138
83,134	UniCredit SpA (Banks)	563,756
76,721	UnipolSai SpA (Insurance)	223,237

		5,237,870

Japan – 22.4%
3,100	ABC-Mart, Inc. (Retailing)	181,305
16,900	Advantest Corp. (Semiconductors & Semiconductor Equipment)	213,066
43,500	AEON Financial Service Co. Ltd. (Diversified Financials)	1,097,339
8,300	Aisin Seiki Co. Ltd. (Automobiles & Components)	300,919
26,600	Amada Co. Ltd. (Capital Goods)	256,177
38,000	Aozora Bank Ltd. (Banks)	134,693

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
148,000	Asahi Glass Co. Ltd. (Capital Goods)	$ 969,399
41,000	Asahi Kasei Corp. (Materials)	391,535
38,800	Bridgestone Corp. (Automobiles & Components)	1,553,549
146,000	Canon, Inc. (Technology Hardware & Equipment)	5,165,669
15,900	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	301,172
10,800	Daicel Corp. (Materials)	128,731
37,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	565,937
25,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	402,040
3,100	Daikin Industries Ltd. (Capital Goods)	207,248
10,700	Daito Trust Construction Co. Ltd. (Real Estate)	1,194,823
14,800	Daiwa House Industry Co. Ltd. (Real Estate)	291,712
296,000	Daiwa Securities Group, Inc. (Diversified Financials)	2,330,079
29,700	Denso Corp. (Automobiles & Components)	1,353,884
2,700	Electric Power Development Co. Ltd. (Utilities)	90,955
2,100	FANUC Corp. (Capital Goods)	458,459
1,700	Fast Retailing Co. Ltd. (Retailing)	657,319
20,100	Fuji Heavy Industries Ltd. (Automobiles & Components)	667,244
7,400	Hikari Tsushin, Inc. (Retailing)	479,266
23,100	Hino Motors Ltd. (Capital Goods)	328,681
525	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	67,594
93,000	Hitachi Ltd. (Technology Hardware & Equipment)	635,176
88,000	Hokuriku Electric Power Co. (Utilities)	1,164,458
58,600	Honda Motor Co. Ltd. (Automobiles & Components)	1,912,876
17,400	Hoya Corp. (Technology Hardware & Equipment)	696,597
49,000	IHI Corp. (Capital Goods)	229,111
21,800	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)	271,203
183,200	ITOCHU Corp. (Capital Goods)	1,982,568
20,500	J. Front Retailing Co. Ltd. (Retailing)	321,822
20,500	Japan Airlines Co. Ltd. (Transportation)	637,699
45,300	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,432,153
26,300	JFE Holdings, Inc. (Materials)	580,523

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
32,200	Kao Corp. (Household & Personal Products)	$ 1,607,876
37,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	186,666
5,100	KDDI Corp. (Telecommunication Services)	115,222
100,000	Kintetsu Corp. (Transportation)	366,888
91,800	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,204,074
43,600	Komatsu Ltd. (Capital Goods)	854,677
13,000	Kubota Corp. (Capital Goods)	205,386
29,300	Kyushu Electric Power Co., Inc. (Utilities)	283,879
29,000	Lawson, Inc. (Food & Staples Retailing)	2,010,277
21,600	LIXIL Group Corp. (Capital Goods)	511,181
6,200	Makita Corp. (Capital Goods)	321,286
265,400	Marubeni Corp. (Capital Goods)	1,534,409
6,000	Mitsubishi Electric Corp. (Capital Goods)	71,229
36,000	Mitsubishi Estate Co. Ltd. (Real Estate)	834,911
58,000	Mitsubishi Materials Corp. (Materials)	194,895
429,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,656,974
131,500	Mitsui & Co. Ltd. (Capital Goods)	1,761,072
6,000	Mitsui Fudosan Co. Ltd. (Real Estate)	176,208
1,260,500	Mizuho Financial Group, Inc. (Banks)	2,215,301
5,900	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	810,301
39,000	NEC Corp. (Technology Hardware & Equipment)	114,560
6,000	NGK Insulators Ltd. (Capital Goods)	127,839
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	273,809
2,000	Nidec Corp. (Capital Goods)	132,763
9,800	Nikon Corp. (Consumer Durables & Apparel)	131,404
83,000	Nippon Express Co. Ltd. (Transportation)	463,747
2,800	Nippon Paint Holdings Co. Ltd. (Materials)	102,359
29,500	Nippon Steel & Sumitomo Metal Corp. (Materials)	74,175
368,000	Nippon Yusen Kabushiki Kaisha (Transportation)	1,058,638
55,500	Nissan Motor Co. Ltd. (Automobiles & Components)	564,466
7,200	Nitto Denko Corp. (Materials)	480,772
88,900	Nomura Holdings, Inc. (Diversified Financials)	522,166
6,700	Nomura Real Estate Holdings, Inc. (Real Estate)	120,661

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,500	Nomura Research Institute Ltd. (Software & Services)	$ 93,926
162,000	NTT DoCoMo, Inc. (Telecommunication Services)	2,831,116
25,000	NTT Urban Development Corp. (Real Estate)	249,721
56,000	Oji Holdings Corp. (Materials)	229,127
2,700	Olympus Corp. (Health Care Equipment & Services)*	100,104
23,800	Omron Corp. (Technology Hardware & Equipment)	1,072,170
6,400	Otsuka Corp. (Software & Services)	272,737
18,200	Panasonic Corp. (Consumer Durables & Apparel)	239,003
7,600	Park24 Co. Ltd. (Commercial & Professional Services)	155,494
66,400	Resona Holdings, Inc. (Banks)	329,528
72,400	Ricoh Co. Ltd. (Technology Hardware & Equipment)	787,237
41,100	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,459,731
10,200	Sanrio Co. Ltd. (Retailing)	272,470
37,300	SBI Holdings, Inc. (Diversified Financials)	451,530
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	192,330
34,400	Seiko Epson Corp. (Technology Hardware & Equipment)	609,270
200,600	Sekisui House Ltd. (Consumer Durables & Apparel)	2,912,720
5,600	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	235,330
3,700	Shin-Etsu Chemical Co. Ltd. (Materials)	241,566
36,200	Shiseido Co. Ltd. (Household & Personal Products)	642,190
7,500	Showa Shell Sekiyu KK (Energy)	68,502
8,600	SoftBank Corp. (Telecommunication Services)	500,859
16,000	Sumitomo Chemical Co. Ltd. (Materials)	82,119
129,600	Sumitomo Corp. (Capital Goods)	1,382,957
55,000	Sumitomo Metal Mining Co. Ltd. (Materials)	803,865
61,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,340,410
281,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,167,295
7,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	252,010
12,600	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	232,260
3,000	Sysmex Corp. (Health Care Equipment & Services)	166,341

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
59,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,975,107
79,600	The Chugoku Electric Power Co., Inc. (Utilities)	1,037,611
8,500	The Kansai Electric Power Co., Inc. (Utilities)*	81,012
11,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	113,389
55,300	Tohoku Electric Power Co., Inc. (Utilities)	628,121
33,000	Tokyu Corp. (Transportation)	204,164
77,900	Tokyu Fudosan Holdings Corp. (Real Estate)	531,322
21,000	Toshiba Corp. (Capital Goods)	87,991
20,000	TOTO Ltd. (Capital Goods)	296,979
4,200	Toyoda Gosei Co. Ltd. (Automobiles & Components)	93,757
67,800	Toyota Motor Corp. (Automobiles & Components)	4,732,693
18,400	Trend Micro, Inc. (Software & Services)	606,289
40,800	USS Co. Ltd. (Retailing)	705,007
5,400	West Japan Railway Co. (Transportation)	283,124
15,100	Yaskawa Electric Corp. (Technology Hardware & Equipment)	220,675

		84,714,211

Luxembourg – 0.7%
35,078	ArcelorMittal (Materials)	329,123
2,906	RTL Group SA (Media)	279,442
55,346	SES SA FDR (Media)	1,962,027
15,576	Tenaris SA (Energy)	218,345

		2,788,937

Netherlands – 2.9%
84,991	Delta Lloyd NV (Insurance)	1,599,281
16,495	Koninklijke DSM NV (Materials)	919,339
36,826	Koninklijke Philips NV (Capital Goods)	1,044,752
3,755	Koninklijke Vopak NV (Energy)	207,227
5,899	Randstad Holding NV (Commercial & Professional Services)	357,597
137,039	Royal Dutch Shell PLC Class A (Energy)(a)	4,088,701
91,973	Royal Dutch Shell PLC Class B (Energy)	2,864,988

		11,081,885

New Zealand – 0.2%
321,599	Spark New Zealand Ltd. (Telecommunication Services)	715,222

Norway – 0.8%
101,196	Gjensidige Forsikring ASA (Insurance)	1,746,063

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
152,226	Orkla ASA (Food, Beverage & Tobacco)	$ 1,148,899

		2,894,962

Portugal – 0.4%
210,258	EDP - Energias de Portugal SA (Utilities)	787,447
53,767	Galp Energia SGPS SA (Energy)	581,453

		1,368,900

Singapore – 1.4%
154,200	ComfortDelGro Corp. Ltd. (Transportation)	324,840
254,000	Genting Singapore PLC (Consumer Services)	169,833
787,000	Global Logistic Properties Ltd. (Real Estate)	1,518,984
69,000	Keppel Corp. Ltd. (Capital Goods)	452,091
107,300	Sembcorp Marine Ltd. (Capital Goods)	227,746
12,300	Singapore Exchange Ltd. (Diversified Financials)	72,931
211,000	Singapore Press Holdings Ltd. (Media)	644,089
246,000	Singapore Technologies Engineering Ltd. (Capital Goods)	623,830
93,000	StarHub Ltd. (Telecommunication Services)	294,833
55,000	United Overseas Bank Ltd. (Banks)	921,919

		5,251,096

Spain – 4.4%
45,354	Abertis Infraestructuras SA (Transportation)	819,754
36,452	Amadeus IT Holding SA Class A (Software & Services)	1,562,226
692,992	Banco Santander SA (Banks)(a)	5,194,926
30,811	Bankinter SA (Banks)	234,914
18,335	Enagas SA (Utilities)	524,287
62,769	Ferrovial SA (Capital Goods)	1,334,598
35,128	Inditex SA (Retailing)	1,127,809
377,747	Telefonica SA (Telecommunication Services)	5,375,154
28,031	Zardoya Otis SA (Capital Goods)	361,775

		16,535,443

Sweden – 3.8%
34,429	Hennes & Mauritz AB Class B (Retailing)	1,394,986
49,766	Husqvarna AB Class B (Consumer Durables & Apparel)	360,484
352,747	Nordea Bank AB (Banks)	4,296,627
194,491	Sandvik AB (Capital Goods)	2,177,919
267,568	Skandinaviska Enskilda Banken AB Class A (Banks)	3,122,983
1,934	Svenska Handelsbanken AB Class A (Banks)	87,101

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
82,423	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	$ 1,034,816
223,407	TeliaSonera AB (Telecommunication Services)	1,419,681
60,297	Volvo AB Class B (Capital Goods)	729,728

		14,624,325

Switzerland – 10.5%
4,590	Adecco SA (Registered) (Commercial & Professional Services)*	381,537
15,089	Cie Financiere Richemont SA (Registered) (Consumer Durables & Apparel)	1,212,414
73,030	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,964,795
2,137	EMS-Chemie Holding AG (Registered) (Materials)	868,988
346	Geberit AG (Registered) (Capital Goods)	129,479
703	Givaudan SA (Registered) (Materials)*	1,270,073
84,455	Nestle SA (Registered) (Food, Beverage & Tobacco)(a)	6,359,668
56,986	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	5,624,546
3,246	Partners Group Holding AG (Diversified Financials)	967,721
29,074	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	7,989,305
1,061	SGS SA (Registered) (Commercial & Professional Services)	2,022,921
2,326	Sonova Holding AG (Registered) (Health Care Equipment & Services)	322,739
374,211	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)(a)	3,487,282
7,923	Syngenta AG (Registered) (Materials)	2,691,670
13,446	Zurich Insurance Group AG (Insurance)*	4,544,778

		39,837,916

United Kingdom – 18.3%
50,232	Aberdeen Asset Management PLC (Diversified Financials)	341,743
10,906	Amec Foster Wheeler PLC (Energy)	145,885
85,432	Anglo American PLC (Materials)	1,275,924
10,818	ARM Holdings PLC ADR (Semiconductors & Semiconductor Equipment)	533,327

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
16,980	Ashtead Group PLC (Capital Goods)	$ 272,322
16,601	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,139,135
6,362	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	435,352
190,866	BAE Systems PLC (Capital Goods)	1,479,128
531,847	Barclays PLC (Banks)	1,919,716
56,891	BG Group PLC (Energy)	698,265
96,322	BP PLC ADR (Energy)(a)	3,767,153
86,591	British American Tobacco PLC (Food, Beverage & Tobacco)	4,484,032
28,473	Capita PLC (Commercial & Professional Services)	470,681
108,358	Centrica PLC (Utilities)	405,292
150,693	Cobham PLC (Capital Goods)	678,825
159,858	Compass Group PLC (Consumer Services)	2,775,016
52,313	Diageo PLC (Food, Beverage & Tobacco)	1,445,635
29,796	easyJet PLC (Transportation)	829,265
833,878	Friends Life Group Ltd. (Insurance)	5,105,021
178,097	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(c)	8,219,177
95,549	Hammerson PLC (REIT)	940,982
1,096,053	HSBC Holdings PLC (Banks)(a)	9,339,932
33,358	ICAP PLC (Diversified Financials)	260,176
232,428	J Sainsbury PLC (Food & Staples Retailing)	891,923
132,559	Marks & Spencer Group PLC (Retailing)	1,048,392
89,636	Melrose Industries PLC (Capital Goods)	368,146
216	Next PLC (Retailing)	22,464
16,939	Pearson PLC (Media)	364,589
48,918	Persimmon PLC (Consumer Durables & Apparel)	68,937
48,918	Persimmon PLC (Consumer Durables & Apparel)*	1,205,508
26,823	Reckitt Benckiser Group PLC (Household & Personal Products)	2,304,246
80,936	Reed Elsevier NV (Media)	2,016,731
32,325	Rio Tinto PLC (Materials)	1,332,982
45,352	Royal Mail PLC (Transportation)	294,162
20,947	Sky PLC (Media)	308,172
41,817	SSE PLC (Utilities)	928,043
126,911	Standard Chartered PLC (Banks)	2,055,541

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
224,623	Standard Life PLC (Insurance)	$ 844,041
34,657	Tate & Lyle PLC (Food, Beverage & Tobacco)	307,176
12,873	Unilever NV CVA (Food, Beverage & Tobacco)(a)	537,931
147,878	Vodafone Group PLC ADR (Telecommunication Services)(a)(c)	4,832,653
140,007	William Hill PLC (Consumer Services)	768,816
617,552	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,764,927

		69,227,364

TOTAL COMMON STOCKS		$380,423,506

Preferred Stocks – 0.7%
Germany – 0.7%
16,133	Bayerische Motoren Werke AG (Automobiles & Components)	$ 1,490,136
4,271	Henkel AG & Co. KGaA (Household & Personal Products)	501,677
2,561	Porsche Automobil Holding SE (Automobiles & Components)	250,795
904	Volkswagen AG (Automobiles & Components)	239,743

TOTAL PREFERRED STOCKS		$ 2,482,351

Units	Description	Expiration Month	Value
Right – 0.0%
Spain – 0.0%
377,747	Telefonica SA (Telecommunication Services)*	04/15	$ 60,926

TOTAL INVESTMENTS – 101.1%			$382,966,783

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(4,154,482)

NET ASSETS – 100.0%			$378,812,301

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $96,846, which represents approximately 0.0% of net assets as of March 31, 2015.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	(17)	June 2015	$(663,720)	$7,055
FTSE 100 Index	(4)	June 2015	(399,153)	15,912
TSE TOPIX Index	(3)	June 2015	(386,084)	8,662

TOTAL				$31,629

WRITTEN OPTIONS CONTRACTS — At March 31, 2015, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Rate		Expiration Month	Value

EURO STOXX 50 Index	$2,019	EUR	3,775	June 2015	$(1,411,104)
FTSE 100 Index	345	GBP	7,105	June 2015	(217,503)
Nikkei-225 Stock Average	247	JPY	19,500	June 2015	(1,204,778)

Total (Premiums Received $2,872,810)	$2,611				$(2,833,385)

For the period ended March 31, 2015, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2014	$2,787	$4,484,952

Contracts written	2,611	2,872,810
Contracts bought to close	(2,787)	(4,484,952)

Contracts Outstanding March 31, 2015	$2,611	$2,872,810

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$414,282,420

Gross unrealized gain	10,904,090
Gross unrealized loss	(42,219,727)

Net unrealized security loss	$(31,315,637)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Automobiles & Components – 0.6%
53,199	BorgWarner, Inc.	$ 3,217,475
6,328	Cooper Tire & Rubber Co.	271,092
16,019	General Motors Co.	600,712
47,826	Gentex Corp.	875,216
8,139	Lear Corp.	901,964

		5,866,459

Banks – 3.2%
12,030	Citigroup, Inc.	619,786
153,495	JPMorgan Chase & Co.	9,298,727
5,887	PacWest Bancorp	276,041
16,183	SunTrust Banks, Inc.	664,960
67,338	The PNC Financial Services Group, Inc.	6,278,595
15,761	U.S. Bancorp	688,283
245,185	Wells Fargo & Co.	13,338,064

		31,164,456

Capital Goods – 9.3%
74,169	3M Co.	12,234,176
138,336	Danaher Corp.	11,744,726
618,880	General Electric Co.	15,354,413
9,481	Honeywell International, Inc.	988,963
3,718	Hyster-Yale Materials Handling, Inc.	272,492
73,340	Illinois Tool Works, Inc.	7,124,248
1	John Bean Technologies Corp.	36
29,272	Lockheed Martin Corp.	5,941,045
32,235	Northrop Grumman Corp.	5,188,546
31,608	Orbital ATK, Inc.	2,422,121
64,168	Raytheon Co.	7,010,354
37,020	Spirit AeroSystems Holdings, Inc. Class A*	1,932,814
9,368	TAL International Group, Inc.*	381,559
23,061	Taser International, Inc.*(a)	556,001
65,556	The Boeing Co.	9,838,644
11,074	Trex Co., Inc.*	603,865
18,029	United Technologies Corp.	2,112,999
21,794	WABCO Holdings, Inc.*	2,678,047
23,184	Watsco, Inc.	2,914,229

		89,299,278

Commercial & Professional Services – 1.1%
32,356	Cintas Corp.	2,641,220
38,297	Insperity, Inc.	2,002,550
26,043	Manpowergroup, Inc.	2,243,605
58,295	Steelcase, Inc. Class A	1,104,107
64,251	The ADT Corp.(a)	2,667,702

		10,659,184

Consumer Durables & Apparel – 3.4%
19,685	Columbia Sportswear Co.	1,198,816
148,184	Garmin Ltd.(a)	7,041,704
3,479	Harman International Industries, Inc.	464,899
33,386	Hasbro, Inc.(a)	2,111,331
16,692	Mohawk Industries, Inc.*	3,100,539
91,578	Newell Rubbermaid, Inc.	3,577,952
81,639	NIKE, Inc. Class B	8,190,841
1,156	NVR, Inc.*	1,535,931
12,216	PulteGroup, Inc.	271,562

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
7,185	Toll Brothers, Inc.*	$ 282,658
8,780	Universal Electronics, Inc.*	495,543
63,216	Vista Outdoor, Inc.*	2,706,909
8,170	Whirlpool Corp.	1,650,830

		32,629,515

Consumer Services – 2.2%
38,745	Boyd Gaming Corp.*	550,179
7,175	Brinker International, Inc.	441,693
51,447	Carnival Corp.	2,461,224
5,850	Jack in the Box, Inc.	561,132
6,048	Marriott International, Inc. Class A	485,775
24,592	Papa John’s International, Inc.	1,520,032
120,811	Royal Caribbean Cruises Ltd.	9,888,380
17,635	Starbucks Corp.	1,670,035
5,310	Wyndham Worldwide Corp.	480,396
22,306	Wynn Resorts Ltd.	2,807,879

		20,866,725

Diversified Financials – 4.5%
4,504	Affiliated Managers Group, Inc.*	967,369
91,598	Ally Financial, Inc.*	1,921,726
14,964	Ameriprise Financial, Inc.	1,957,890
38,603	Berkshire Hathaway, Inc. Class B*	5,571,185
28,423	BGC Partners, Inc. Class A	268,597
132,592	Capital One Financial Corp.	10,450,901
14,465	CBOE Holdings, Inc.	830,363
137,041	E*TRADE Financial Corp.*	3,913,206
13,827	Investment Technology Group, Inc.*	419,096
20,941	Morgan Stanley	747,384
6,996	Navient Corp.	142,229
7,452	Piper Jaffray Companies*	390,932
163,531	TD Ameritrade Holding Corp.	6,093,165
26,508	The Charles Schwab Corp.	806,904
174,386	The NASDAQ OMX Group, Inc.	8,883,223

		43,364,170

Energy – 7.0%
25,709	Baker Hughes, Inc.	1,634,578
200,183	Cameron International Corp.*	9,032,257
4,789	Chevron Corp.	502,749
70,826	ConocoPhillips	4,409,627
17,957	CVR Energy, Inc.(a)	764,250
7,713	EOG Resources, Inc.	707,205
126,613	Exxon Mobil Corp.	10,762,105
40,501	Green Plains, Inc.	1,156,304
42,986	Hess Corp.	2,917,460
85,171	HollyFrontier Corp.	3,429,836
107,074	Marathon Petroleum Corp.	10,963,307
12,563	ONEOK, Inc.	606,039
90,487	Phillips 66	7,112,278
191,349	Valero Energy Corp.	12,173,623
20,542	Western Refining, Inc.	1,014,569

		67,186,187

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 4.4%
142,025	CVS Health Corp.	$ 14,658,400
62,608	Safeway PDC LLC	33,298
136,025	The Kroger Co.	10,427,676
21,914	Walgreens Boots Alliance, Inc.	1,855,678
183,006	Wal-Mart Stores, Inc.	15,052,244

		42,027,296

Food, Beverage & Tobacco – 3.5%
67,825	Archer-Daniels-Midland Co.	3,214,905
10,282	Coca-Cola Enterprises, Inc.	454,464
99	Diamond Foods, Inc.*	3,224
4,908	General Mills, Inc.	277,793
28,897	Kellogg Co.	1,905,757
29,998	Keurig Green Mountain, Inc.	3,351,677
13,685	Lancaster Colony Corp.	1,302,402
21,314	Mead Johnson Nutrition Co.	2,142,696
86,348	PepsiCo, Inc.	8,256,596
254,314	Pilgrim’s Pride Corp.(a)	5,744,953
54,013	Sanderson Farms, Inc.(a)	4,302,136
62,617	Tyson Foods, Inc. Class A	2,398,231

		33,354,834

Health Care Equipment & Services – 5.1%
93,269	Abbott Laboratories	4,321,153
9,683	Aetna, Inc.	1,031,530
7,871	AmerisourceBergen Corp.	894,697
11,187	Anthem, Inc.	1,727,385
12,250	Becton, Dickinson and Co.	1,758,977
179,530	Boston Scientific Corp.*	3,186,657
122,228	Cardinal Health, Inc.	11,033,522
36,357	McKesson Corp.	8,223,953
128,246	Medtronic PLC	10,001,906
75,971	St. Jude Medical, Inc.	4,968,503
15,885	UnitedHealth Group, Inc.	1,879,037

		49,027,320

Household & Personal Products – 1.2%
75,060	Kimberly-Clark Corp.	8,039,677
38,859	The Procter & Gamble Co.	3,184,106
4,862	USANA Health Sciences, Inc.*	540,265

		11,764,048

Insurance – 3.5%
24,523	Amtrust Financial Services, Inc.(a)	1,397,443
74,202	Aspen Insurance Holdings Ltd.	3,504,560
14,697	Assured Guaranty Ltd.	387,854
13,711	Endurance Specialty Holdings Ltd.	838,291
17,026	Marsh & McLennan Companies, Inc.	954,988
12,012	MetLife, Inc.	607,207
64,085	Prudential Financial, Inc.	5,146,666
87,034	Reinsurance Group of America, Inc.	8,110,698
4,404	The Progressive Corp.	119,789
97,924	The Travelers Companies, Inc.	10,588,522
10,305	Unum Group	347,588
4,433	Validus Holdings Ltd.	186,629
3,372	W.R. Berkley Corp.	170,320

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
25,481	XL Group PLC	$ 937,701

		33,298,256

Materials – 2.0%
128,429	Alcoa, Inc.	1,659,303
27,311	Ball Corp.	1,929,249
23,744	Globe Specialty Metals, Inc.	449,236
66,105	LyondellBasell Industries NV Class A	5,804,019
14,360	Minerals Technologies, Inc.	1,049,716
24,421	Newmont Mining Corp.	530,180
6,257	Packaging Corp. of America	489,235
30,447	PPG Industries, Inc.	6,867,016
25,080	SunCoke Energy, Inc.	374,695

		19,152,649

Media – 2.3%
135,574	Comcast Corp. Class A	7,643,983
18,406	DIRECTV*	1,566,351
14,898	Regal Entertainment Group Class A(a)	340,270
72,201	Sirius XM Holdings, Inc.*	275,808
23,422	The Walt Disney Co.	2,456,733
13,096	Time Warner Cable, Inc.	1,962,828
114,050	Viacom, Inc. Class B	7,789,615

		22,035,588

Pharmaceuticals, Biotechnology & Life Sciences – 10.9%
77,032	AbbVie, Inc.	4,509,453
15,723	Actavis PLC*	4,679,479
28,864	Alexion Pharmaceuticals, Inc.*	5,002,131
35,022	Amgen, Inc.	5,598,267
18,207	Biogen, Inc.*	7,687,724
8,085	Bristol-Myers Squibb Co.	521,483
48,696	Cambrex Corp.*	1,929,823
86,339	Celgene Corp.*	9,953,160
49,131	Eli Lilly & Co.	3,569,367
126,346	Gilead Sciences, Inc.*	12,398,333
85,934	Infinity Pharmaceuticals, Inc.*	1,201,357
112,719	Johnson & Johnson	11,339,531
13,325	Mallinckrodt PLC*	1,687,611
166,278	Merck & Co., Inc.	9,557,659
474,544	Pfizer, Inc.	16,509,386
16,654	Pharmacyclics, Inc.*	4,262,591
4,670	United Therapeutics Corp.*	805,272
28,865	Vertex Pharmaceuticals, Inc.*	3,405,204

		104,617,831

Real Estate – 3.3%
15,872	American Assets Trust, Inc. (REIT)	686,940
53,031	American Tower Corp. (REIT)	4,992,869
15,622	Apartment Investment & Management Co. Class A (REIT)	614,882
55,327	CBL & Associates Properties, Inc. (REIT)	1,095,475
41,224	CBRE Group, Inc. Class A*	1,595,781
121,868	DiamondRock Hospitality Co. (REIT)	1,721,995
13,450	Equity Residential (REIT)	1,047,217

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
28,074	Extra Space Storage, Inc. (REIT)	$ 1,896,960
33,904	First Industrial Realty Trust, Inc. (REIT)	726,563
4,476	Gaming and Leisure Properties, Inc. (REIT)	165,030
95,775	Hospitality Properties Trust (REIT)	3,159,617
7,392	Iron Mountain, Inc. (REIT)	269,660
45,149	Lamar Advertising Co. Class A (REIT)	2,675,981
49,651	Outfront Media, Inc. (REIT)	1,485,558
21,404	Public Storage (REIT)	4,219,585
2	Simon Property Group, Inc. (REIT)	391
138,999	Sunstone Hotel Investors, Inc. (REIT)	2,317,113
20,193	The Geo Group, Inc. (REIT)	883,242
1	Vornado Realty Trust (REIT)	112
41,060	Weingarten Realty Investors (REIT)	1,477,339
60,432	WP GLIMCHER, Inc. (REIT)	1,004,984

		32,037,294

Retailing – 5.9%
10,896	AutoZone, Inc.*	7,432,815
96,985	Bed Bath & Beyond, Inc.*	7,446,023
1	CST Brands, Inc.	44
39,924	Dollar General Corp.*	3,009,471
55,707	GameStop Corp. Class A(a)	2,114,638
178,063	Liberty Interactive Corp. Series A*	5,197,659
25,315	Liberty Ventures Series A*	1,063,483
154,938	Lowe’s Companies, Inc.	11,525,838
37,334	O’Reilly Automotive, Inc.*	8,073,104
22,440	The Cato Corp. Class A	888,624
45,282	The Gap, Inc.	1,962,069
5,544	The Priceline Group, Inc.*	6,454,048
15,168	The TJX Companies, Inc.	1,062,519

		56,230,335

Semiconductors & Semiconductor Equipment – 2.6%
18,548	Advanced Energy Industries, Inc.*	475,942
181,233	Broadcom Corp. Class A	7,846,483
41,761	Intel Corp.	1,305,866
44,609	Lam Research Corp.	3,133,113
260,998	Micron Technology, Inc.*	7,080,876
48,994	SunPower Corp.*(a)	1,534,002
71,200	Texas Instruments, Inc.	4,071,572

		25,447,854

Software & Services – 11.2%
89,702	Activision Blizzard, Inc.	2,038,478
11,165	Adobe Systems, Inc.*	825,540
31,238	Amdocs Ltd.	1,699,347
1	AOL, Inc.*	40
25,773	Aspen Technology, Inc.*	992,003
251,706	CA, Inc.	8,208,133
6,244	Cimpress NV*	526,869
25,345	Constant Contact, Inc.*	968,432

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
48,903	eBay, Inc.*	$ 2,820,725
50,031	Electronic Arts, Inc.*	2,942,573
10,769	Google, Inc. Class A*	5,973,564
10,221	Google, Inc. Class C*	5,601,108
7,365	IAC/InterActiveCorp	496,916
96,186	Intuit, Inc.	9,326,194
92,280	Mastercard, Inc. Class A	7,972,069
36,897	Mentor Graphics Corp.	886,635
444,323	Microsoft Corp.	18,063,952
345,398	Oracle Corp.	14,903,924
84,465	Progress Software Corp.*	2,294,914
10,026	Shutterstock, Inc.*(a)	688,485
15,575	SS&C Technologies Holdings, Inc.	970,322
121,766	Symantec Corp.	2,845,063
89,564	Take-Two Interactive Software, Inc.*	2,279,852
7,940	Teradata Corp.*	350,472
12,293	VeriSign, Inc.*	823,262
11,116	VMware, Inc. Class A*	911,623
567,712	Xerox Corp.	7,295,099
49,312	Zillow Group, Inc. Class A*(a)	4,945,994

		107,651,588

Technology Hardware & Equipment – 5.8%
209,328	Apple, Inc.	26,046,683
34,926	Benchmark Electronics, Inc.*	839,272
459,578	Corning, Inc.	10,423,229
24,038	EchoStar Corp. Class A*	1,243,245
65,830	EMC Corp.	1,682,615
27,900	Flextronics International Ltd.*	353,633
9,425	Harris Corp.	742,313
297,599	Hewlett-Packard Co.	9,273,185
25,520	Lexmark International, Inc. Class A	1,080,517
6,936	Methode Electronics, Inc.	326,269
1	Motorola Solutions, Inc.	67
17,810	SanDisk Corp.	1,133,072
1	Vishay Precision Group, Inc.*	16
32,220	Western Digital Corp.	2,932,342

		56,076,458

Telecommunication Services – 0.1%
13,828	AT&T, Inc.	451,484
1	Frontier Communications Corp.	7
11,270	Verizon Communications, Inc.	548,060

		999,551

Transportation – 3.7%
51,378	Alaska Air Group, Inc.	3,400,196
14,103	Allegiant Travel Co.	2,711,866
154,374	American Airlines Group, Inc.	8,147,860
11,928	ArcBest Corp.	451,952
38,172	CSX Corp.	1,264,257
28,966	Delta Air Lines, Inc.	1,302,311
13,748	FedEx Corp.	2,274,607
51,198	Hertz Global Holdings, Inc.*	1,109,973
5,745	Saia, Inc.*	254,503
196,612	Southwest Airlines Co.	8,709,912
30,565	Spirit Airlines, Inc.*	2,364,508
19,226	Union Pacific Corp.	2,082,368

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
16,477	United Parcel Service, Inc. Class B	$ 1,597,280

		35,671,593

Utilities – 2.5%
24,134	AES Corp.	310,122
111,903	American Electric Power Co., Inc.	6,294,544
9,873	American Water Works Co., Inc.	535,215
113,422	Edison International	7,085,472
68,958	Entergy Corp.	5,343,556
136,313	Exelon Corp.	4,581,480
8,984	Great Plains Energy, Inc.	239,693

		24,390,082

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$954,818,551

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 3.2%
Goldman Sachs Financial Square Money Market Fund – FST Shares
30,803,793	0.086%	$ 30,803,793

TOTAL INVESTMENTS – 102.5%		$985,622,344

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%		(23,802,104)

NET ASSETS – 100.0%		$961,820,240

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$759,880,272

Gross unrealized gain	227,805,865
Gross unrealized loss	(2,063,793)

Net unrealized security gain	$225,742,072

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Australia – 5.9%
62,439	AMP Ltd. (Insurance)	$ 304,756
56,621	Australia & New Zealand Banking Group Ltd. (Banks)	1,575,207
7,611	BHP Billiton Ltd. (Materials)	176,910
2,517	Blackmores Ltd. (Household & Personal Products)	104,487
81,476	Caltex Australia Ltd. (Energy)	2,162,325
35,788	Independence Group NL (Materials)	142,095
79,515	Insurance Australia Group Ltd. (Insurance)	368,074
29,555	Macquarie Group Ltd. (Diversified Financials)	1,717,926
38,244	National Australia Bank Ltd. (Banks)	1,119,566
62,025	NIB Holdings Ltd. (Insurance)	174,547
27,237	Northern Star Resources Ltd. (Materials)	47,086
120,547	Nufarm Ltd. (Materials)	608,281
868,744	Qantas Airways Ltd. (Transportation)*	2,060,578
38,948	Ramsay Health Care Ltd. (Health Care Equipment & Services)	1,988,516
2,605	REA Group Ltd. (Media)	95,423
22,374	Sonic Healthcare Ltd. (Health Care Equipment & Services)	347,600
585,563	Telstra Corp. Ltd. (Telecommunication Services)	2,810,970
27,648	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	107,424
99,091	Wesfarmers Ltd. (Food & Staples Retailing)	3,309,036
67,855	Westpac Banking Corp. (Banks)	2,028,258
38,576	Woodside Petroleum Ltd. (Energy)	1,010,650

		22,259,715

Austria – 0.6%
47,229	ams AG (Semiconductors & Semiconductor Equipment)	2,254,988
8,273	Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	129,708
5,919	S IMMO AG (Real Estate)*	53,779

		2,438,475

Belgium – 1.5%
6,916	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	844,896
28,114	Delhaize Group SA (Food & Staples Retailing)	2,525,764
28,206	KBC Groep NV (Banks)*	1,743,197
6,416	Melexis NV (Semiconductors & Semiconductor Equipment)	382,852

		5,496,709

Bermuda – 0.1%
36,419	Catlin Group Ltd. (Insurance)	383,634
13,863	Hiscox Ltd. (Insurance)	175,086

		558,720

Shares	Description	Value
Common Stocks – (continued)
China – 0.1%
64,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	$ 395,113
150,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	79,521

		474,634

Denmark – 0.5%
321	A.P. Moeller - Maersk A/S Class A (Transportation)(a)	651,837
9,877	GN Store Nord A/S (Health Care Equipment & Services)	220,524
5,510	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	294,145
19,833	Vestas Wind Systems A/S (Capital Goods)(a)	817,732

		1,984,238

Finland – 1.6%
75,406	Neste Oil OYJ (Energy)	1,978,650
315,034	Nokia OYJ (Technology Hardware & Equipment)	2,402,058
87,694	UPM-Kymmene OYJ (Materials)	1,703,627

		6,084,335

France – 9.6%
40,355	AXA SA (Insurance)	1,015,702
11,259	BNP Paribas SA (Banks)	685,066
1,636	Cap Gemini SA (Software & Services)	134,220
985	Compagnie de Saint-Gobain (Capital Goods)	43,249
24,525	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	2,438,888
134,669	Credit Agricole SA (Banks)	1,978,956
58,130	Eutelsat Communications SA (Media)	1,928,245
10,418	Gecina SA (REIT)	1,409,045
8,553	IPSOS (Media)	239,346
54,053	Legrand SA (Capital Goods)	2,927,930
13,995	L’Oreal SA (Household & Personal Products)	2,577,748
58,617	Metropole Television SA (Media)	1,175,533
256,592	Natixis SA (Banks)	1,922,025
10,145	Orange SA (Telecommunication Services)	162,924
31,345	Renault SA (Automobiles & Components)	2,847,067
34,456	Safran SA (Capital Goods)	2,407,494
51,527	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	5,088,758
5,699	Schneider Electric SE (Capital Goods)	443,489
72,575	SCOR SE (Insurance)	2,447,788
37,196	Technip SA (Energy)	2,249,905
6,163	Total SA (Energy)	306,344
34,300	Vinci SA (Capital Goods)	1,959,687

		36,389,409

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – 8.3%
26,363	Allianz SE (Registered) (Insurance)	$ 4,577,055
15,296	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,288,525
12,606	Continental AG (Automobiles & Components)	2,968,669
594	Daimler AG (Registered) (Automobiles & Components)	57,045
4,901	Deutsche Post AG (Registered) (Transportation)	152,690
50,723	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	2,281,595
22,764	Drillisch AG (Telecommunication Services)	887,973
10,337	Duerr AG (Capital Goods)	1,135,203
8,554	Elmos Semiconductor AG (Semiconductors & Semiconductor Equipment)	165,892
47,591	Freenet AG (Telecommunication Services)	1,430,177
3,968	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	329,827
44,874	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	2,675,230
24,591	Hannover Rueck SE (Insurance)	2,541,101
5,744	Henkel AG & Co. KGaA (Household & Personal Products)	592,740
12,759	Hochtief AG (Capital Goods)	965,439
72,297	K+S AG (Registered) (Materials)	2,355,585
1,971	KUKA AG (Capital Goods)	151,038
4,970	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	556,232
14,362	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	3,086,138
24,382	Nordex SE (Capital Goods)*	492,171
13,085	ProSiebenSat.1 Media AG (Registered) (Media)	640,025
13,751	Symrise AG (Materials)	867,050
8,620	United Internet AG (Registered) (Software & Services)	391,255

		31,588,655

Hong Kong – 3.4%
168,000	AIA Group Ltd. (Insurance)	1,054,786
81,500	BOC Hong Kong Holdings Ltd. (Banks)	290,667
57,000	Cathay Pacific Airways Ltd. (Transportation)	131,898
115,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	987,711
852,000	China Travel International Investment Hong Kong Ltd. (Consumer Services)	277,435
27,000	CLP Holdings Ltd. (Utilities)	235,983

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
15,600	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	$ 144,456
198,000	Giordano International Ltd. (Retailing)	96,795
16,100	Hang Seng Bank Ltd. (Banks)	291,392
502,700	Hong Kong & China Gas Co. Ltd. (Utilities)	1,164,026
171,000	Hutchison Whampoa Ltd. (Capital Goods)	2,370,206
5,600	Jardine Matheson Holdings Ltd. (Capital Goods)	352,464
24,100	Jardine Strategic Holdings Ltd. (Capital Goods)	837,957
760,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	676,307
164,000	Sun Hung Kai Properties Ltd. (Real Estate)	2,528,796
35,000	Swire Pacific Ltd. Class A (Real Estate)	476,437
32,000	Wheelock & Co. Ltd. (Real Estate)	163,523
45,200	Wynn Macau Ltd. (Consumer Services)	97,683
230,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	813,841

		12,992,363

Ireland – 0.6%
56,973	Beazley PLC (Insurance)	242,368
24,922	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,986,860
41,047	Total Produce PLC (Food & Staples Retailing)	49,432

		2,278,660

Israel – 0.2%
6,854	Mizrahi Tefahot Bank Ltd. (Banks)*	69,553
62,481	Plus500 Ltd. (Diversified Financials)(a)	631,949

		701,502

Italy – 2.7%
6,149	ASTM SpA (Transportation)	87,007
625,808	Banca Popolare di Milano Scarl (Banks)*	631,466
544	Cosmo Pharmaceuticals SA (Pharmaceuticals, Biotechnology & Life Sciences)	90,741
615,507	Enel SpA (Utilities)	2,780,507
1,626	Exor SpA (Diversified Financials)	73,756
1,306,195	Intesa Sanpaolo SpA (Banks)	4,358,918
157,321	Iren SpA (Utilities)	215,337
131,653	Mediaset SpA (Media)*	599,247
183,974	UniCredit SpA (Banks)	1,247,581

		10,084,560

Japan – 24.9%
27,600	Aderans Co. Ltd. (Household & Personal Products)	285,306

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,800	Aisin Seiki Co. Ltd. (Automobiles & Components)	$ 101,515
92,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	2,018,336
70,900	Alfresa Holdings Corp. (Health Care Equipment & Services)	999,074
23,800	Alpine Electronics, Inc. (Consumer Durables & Apparel)	395,814
21,000	Amada Co. Ltd. (Capital Goods)	202,245
3,500	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	110,980
11,400	ASKA Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	113,808
187,600	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	3,073,807
14,400	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	280,282
32,000	Calbee, Inc. (Food, Beverage & Tobacco)	1,389,189
3,800	Central Japan Railway Co. (Transportation)	686,735
27,100	Chubu Electric Power Co., Inc. (Utilities)	323,138
6,200	Cocokara fine, Inc. (Food & Staples Retailing)	174,137
1,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	171,891
28,000	Daihen Corp. (Capital Goods)	137,506
157,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,507,583
3,740	Daito Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	73,886
105,500	Daiwa House Industry Co. Ltd. (Real Estate)	2,079,433
41,000	Daiwa Securities Group, Inc. (Diversified Financials)	322,747
18,400	DCM Holdings Co. Ltd. (Retailing)	137,771
10,900	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	182,527
4,000	Electric Power Development Co. Ltd. (Utilities)	134,748
83,200	Fuji Heavy Industries Ltd. (Automobiles & Components)	2,761,927
71,700	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	2,550,840
247,000	Fujitsu Ltd. (Software & Services)	1,684,451
18,000	Fukuyama Transporting Co. Ltd. (Transportation)	95,897
12,500	Heiwa Real Estate Co. Ltd. (Real Estate)	175,504
2,800	HIS Co. Ltd. (Consumer Services)	98,327
13,000	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	533,926

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
24,600	Hitachi Chemical Co. Ltd. (Materials)	$ 525,297
68,000	Hitachi Ltd. (Technology Hardware & Equipment)	464,430
7,000	Hokuriku Electric Power Co. (Utilities)	92,627
53,400	Ibiden Co. Ltd. (Technology Hardware & Equipment)	900,198
252,400	ITOCHU Corp. (Capital Goods)	2,731,442
17,200	J. Front Retailing Co. Ltd. (Retailing)	270,016
61,900	Japan Airlines Co. Ltd. (Transportation)	1,925,539
59,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	1,424,721
167,500	Japan Display, Inc. (Technology Hardware & Equipment)	597,614
10,200	JTEKT Corp. (Capital Goods)	159,033
20,500	Kadokawa Dwango (Media)*	321,361
10,400	Kao Corp. (Household & Personal Products)	519,314
749,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	2,011,261
92,100	KDDI Corp. (Telecommunication Services)	2,080,772
7,000	Kinden Corp. (Capital Goods)	87,422
7,600	Koa Corp. (Technology Hardware & Equipment)	73,846
36,900	Konami Corp. (Software & Services)	690,329
21,900	Konica Minolta, Inc. (Technology Hardware & Equipment)	221,942
3,480	Kyoritsu Maintenance Co. Ltd. (Consumer Services)(a)	166,365
26,500	Mazda Motor Corp. (Automobiles & Components)	536,939
246,000	Mitsubishi Electric Corp. (Capital Goods)	2,920,385
342,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	1,683,080
139,100	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	2,386,314
520,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,226,149
42,300	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	209,038
192,200	Mitsui & Co. Ltd. (Capital Goods)	2,573,978
1,748,600	Mizuho Financial Group, Inc. (Banks)	3,073,125
26,000	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	98,690
91,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	2,564,437
12,100	NET One Systems Co. Ltd. (Software & Services)	82,576

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
449,000	Nippon Express Co. Ltd. (Transportation)	$ 2,508,705
26,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,629,699
2,400	Nissin Foods Holdings Co. Ltd. (Food, Beverage & Tobacco)	117,951
64,600	Nomura Holdings, Inc. (Diversified Financials)	379,437
2,500	NS Solutions Corp. (Software & Services)	77,014
22,500	NTT Data Corp. (Software & Services)	977,230
1,400	Ohsho Food Service Corp. (Consumer Services)	49,956
85,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,659,111
18,600	Panasonic Corp. (Consumer Durables & Apparel)	244,256
8,300	Parco Co. Ltd. (Retailing)	77,387
6,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	98,914
26,000	Sankyu, Inc. (Transportation)	113,091
37,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	546,968
100,600	Seiko Epson Corp. (Technology Hardware & Equipment)	1,781,762
19,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	246,525
28,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,214,473
57,200	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,904,219
17,000	SKY Perfect JSAT Holdings, Inc. (Media)	105,442
11,800	SoftBank Corp. (Telecommunication Services)	687,225
86,200	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	2,679,816
43,500	Sumitomo Corp. (Capital Goods)	464,187
39,400	Sumitomo Electric Industries Ltd. (Automobiles & Components)	516,473
15,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	98,165
83,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,209,924
202,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	839,123
53,700	T&D Holdings, Inc. (Insurance)	737,629
23,200	The Chugoku Electric Power Co., Inc. (Utilities)	302,419
28,200	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	409,044
20,000	Toagosei Co. Ltd. (Materials)	91,229
11,700	Tohoku Electric Power Co., Inc. (Utilities)	132,894

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
80,100	Tokio Marine Holdings, Inc. (Insurance)	$ 3,023,521
76,000	Tokuyama Corp. (Materials)*	159,255
18,000	Tokyo Tatemono Co. Ltd. (Real Estate)	131,874
26,800	Toyota Motor Corp. (Automobiles & Components)	1,870,740
51,600	Unicharm Corp. (Household & Personal Products)	1,350,888
2,900	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	13,970
43,400	West Japan Railway Co. (Transportation)	2,275,480
301,300	Yamada Denki Co. Ltd. (Retailing)(a)	1,240,734
33,700	Yamaha Motor Co. Ltd. (Automobiles & Components)	811,855
5,200	Yusen Logistics Co. Ltd. (Transportation)	64,418

		94,264,573

Luxembourg – 0.2%
14,441	Aperam (Materials)*	579,277

Netherlands – 2.8%
4,486	Boskalis Westminster NV (Capital Goods)	221,109
36,085	Corio NV (REIT)	2,030,023
16,659	Heineken Holding NV (Food, Beverage & Tobacco)	1,146,380
127,308	ING Groep NV CVA (Banks)*(b)	1,864,805
128,583	Koninklijke Ahold NV (Food & Staples Retailing)	2,533,840
6,605	Koninklijke Vopak NV (Energy)	364,509
4,268	Nutreco NV (Food, Beverage & Tobacco)	207,660
4,036	Royal Dutch Shell PLC Class A (Energy)	120,429
58,672	Royal Dutch Shell PLC Class B (Energy)	1,827,651
11,218	Wolters Kluwer NV (Media)	366,320

		10,682,726

New Zealand – 0.0%
31,701	Spark New Zealand Ltd. (Telecommunication Services)	70,533

Norway – 3.4%
168,953	DNB ASA (Banks)	2,711,647
47,005	Gjensidige Forsikring ASA (Insurance)	811,037
5,252	Kongsberg Gruppen ASA (Capital Goods)	104,527
468,904	Norsk Hydro ASA (Materials)	2,464,716
319,740	Orkla ASA (Food, Beverage & Tobacco)	2,413,181
51,680	Statoil ASA (Energy)	913,775
32,564	Telenor ASA (Telecommunication Services)	657,154
13,706	Veidekke ASA (Capital Goods)	160,783

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
49,488	Yara International ASA (Materials)	$ 2,512,650

		12,749,470

Portugal – 0.4%
137,164	CTT-Correios de Portugal SA (Transportation)	1,468,644

Singapore – 0.6%
56,504	DBS Group Holdings Ltd. (Banks)	837,833
5,900	Jardine Cycle & Carriage Ltd. (Retailing)	176,227
45,600	Singapore Airlines Ltd. (Transportation)	397,018
120,000	Singapore Telecommunications Ltd. (Telecommunication Services)	382,924
40,287	Singapore Telecommunications Ltd. CDI (Telecommunication Services)	127,591
4,000	United Overseas Bank Ltd. (Banks)	67,049
69,000	UOL Group Ltd. (Real Estate)	384,013

		2,372,655

South Africa – 0.6%
23,392	Investec PLC (Diversified Financials)	194,002
112,983	Mondi PLC (Materials)	2,171,196

		2,365,198

Spain – 3.3%
11,393	ACS Actividades de Construccion y Servicios SA (Capital Goods)	403,248
79,899	Amadeus IT Holding SA Class A (Software & Services)	3,424,238
70,257	Banco Bilbao Vizcaya Argentaria SA (Banks)	709,562
196,584	Banco Santander SA (Banks)	1,473,667
7,739	Bankinter SA (Banks)	59,005
44,332	Endesa SA (Utilities)	855,822
72,980	Ferrovial SA (Capital Goods)	1,551,705
4,581	Gas Natural SDG SA (Utilities)	102,853
53,131	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,276,596
6,472	Grupo Catalana Occidente SA (Insurance)	193,774
11,856	Hispania Activos Inmobiliarios SAU (Real Estate)*	156,218
93,447	Iberdrola SA (Utilities)	602,598
23,745	Mediaset Espana Comunicacion SA (Media)*	297,257
17,330	Papeles y Cartones de Europa SA (Materials)	93,959
15,840	Repsol SA (Energy)	294,867

		12,495,369

Shares	Description	Value
Common Stocks – (continued)
Sweden – 1.6%
1,056	Assa Abloy AB Class B (Capital Goods)	$ 62,901
4,588	Axfood AB (Food & Staples Retailing)	242,397
3,659	BillerudKorsnas AB (Materials)	58,934
87,237	Boliden AB (Materials)	1,728,124
4,019	Hennes & Mauritz AB Class B (Retailing)	162,841
22,705	Husqvarna AB Class B (Consumer Durables & Apparel)	164,465
29,512	JM AB (Consumer Durables & Apparel)	981,361
3,698	Loomis AB Class B (Commercial & Professional Services)	113,258
216,928	Nordea Bank AB (Banks)	2,642,287
3,430	Svenska Cellulosa AB SCA Class A (Household & Personal Products)	79,431

		6,235,999

Switzerland – 8.2%
74,219	ABB Ltd. (Registered) (Capital Goods)*	1,574,482
19,312	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	2,227,322
32,237	Adecco SA (Registered) (Commercial & Professional Services)*	2,679,652
1,906	Autoneum Holding AG (Automobiles & Components)*	421,441
1,761	Baloise Holding AG (Registered) (Insurance)	232,729
3,776	Basilea Pharmaceutica (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	427,733
24	Chocoladefabriken Lindt & Sprungli AG (Registered) (Food, Beverage & Tobacco)	1,518,257
88	Conzzeta AG (Registered) (Capital Goods)*	321,194
17,592	Credit Suisse Group AG (Registered) (Diversified Financials)*	473,294
3,524	EMS-Chemie Holding AG (Registered) (Materials)	1,432,997
314	Flughafen Zuerich AG (Registered) (Transportation)	247,054
428	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	507,901
7,193	Geberit AG (Registered) (Capital Goods)	2,691,734
1,606	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	199,944
15	Metall Zug AG (Registered) Class B (Consumer Durables & Apparel)	40,928

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
9,857	Nestle SA (Registered) (Food, Beverage & Tobacco)	$ 742,256
14,028	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,384,570
75,899	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	879,383
2,475	Partners Group Holding AG (Diversified Financials)	737,865
12,762	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,503,105
234,641	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	2,182,800
2,636	Swiss Life Holding AG (Registered) (Insurance)*	651,216
33,767	Swiss Re AG (Insurance)	3,257,096
4,300	Swisscom AG (Registered) (Telecommunication Services)	2,493,528
139	Vaudoise Assurances Holding SA (Insurance)	67,927

		30,896,408

United Kingdom – 16.8%
16,828	Aberdeen Asset Management PLC (Diversified Financials)	114,486
4,294	Admiral Group PLC (Insurance)	97,228
201,123	Amlin PLC (Insurance)	1,506,166
348,956	Ashmore Group PLC (Diversified Financials)(a)	1,470,759
25,567	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,754,368
18,697	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,279,436
69,647	BAE Systems PLC (Capital Goods)	539,734
54,919	Barclays PLC (Banks)	198,232
48,010	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	1,876,029
6,399	Bodycote PLC (Capital Goods)	67,959
7,361	BP PLC ADR (Energy)(b)	287,889
95,502	British American Tobacco PLC (Food, Beverage & Tobacco)	4,945,480
27,422	BT Group PLC (Telecommunication Services)	178,184
14,449	Cobham PLC (Capital Goods)	65,088
15,032	Diageo PLC (Food, Beverage & Tobacco)	415,399
300,454	Dixons Carphone PLC (Retailing)	1,837,528
148,729	DS Smith PLC (Materials)	759,420
78,621	easyJet PLC (Transportation)	2,188,134
9,595	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	442,809
176,633	Hammerson PLC (REIT)	1,739,511
186,563	Henderson Group PLC (Diversified Financials)	774,516

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
65,791	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,070,692
15,753	Hiscox Ltd. (Insurance)*	3,505
174,959	HSBC Holdings PLC (Banks)	1,490,900
78,309	IG Group Holdings PLC (Diversified Financials)	822,285
66,685	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	2,925,222
89,787	Inchcape PLC (Retailing)	1,055,545
39,763	Indivior PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	112,070
150,282	International Consolidated Airlines Group SA (Transportation)*	1,346,511
630,048	ITV PLC (Media)	2,358,930
21,924	Land Securities Group PLC (REIT)	407,025
88,761	Lavendon Group PLC (Capital Goods)	222,519
30,742	National Grid PLC (Utilities)	395,221
9,667	Next PLC (Retailing)	1,005,354
810	Rank Group PLC (Consumer Services)	2,236
40,585	Reckitt Benckiser Group PLC (Household & Personal Products)	3,486,479
111,001	Reed Elsevier NV (Media)	2,765,878
9,999	Rio Tinto PLC (Materials)	412,327
79,290	Rio Tinto PLC ADR (Materials)(a)	3,282,606
35,659	Rolls-Royce Holdings PLC (Capital Goods)*	502,933
22,656	Safestore Holdings PLC (REIT)	98,266
167,143	Sky PLC (Media)	2,459,006
285,247	Spirit Pub Co. PLC (Consumer Services)	480,682
25,156	Standard Chartered PLC (Banks)	407,444
12,330	TalkTalk Telecom Group PLC (Telecommunication Services)(a)	62,808
100,250	Unilever NV CVA (Food, Beverage & Tobacco)	4,189,203
36,085	Unilever PLC (Food, Beverage & Tobacco)	1,505,591
5,314	Unilever PLC ADR (Food, Beverage & Tobacco)	221,647
160,621	United Utilities Group PLC (Utilities)	2,220,950
144,379	Vodafone Group PLC ADR (Telecommunication Services)(b)	4,718,306

		63,570,496

TOTAL COMMON STOCKS		$371,083,323

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Shares	Description	Value
Preferred Stocks – 0.8%
Germany – 0.8%
23,325	Henkel AG & Co. KGaA (Household & Personal Products)	$ 2,739,786
4,614	Sixt SE (Transportation)	164,638

TOTAL PREFERRED STOCKS		$ 2,904,424

Units	Description	Expiration Month	Value
Right – 0.0%
Spain – 0.0%
70,257	Banco Bilbao Vizcaya Argentaria SA (Banks)*	04/15	$ 10,123

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$373,997,870

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 1.7%
Goldman Sachs Financial Square Money Market Fund – FST Shares
6,357,868	0.086%	$ 6,357,868

TOTAL INVESTMENTS – 100.4%		$380,355,738

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,403,630)

NET ASSETS – 100.0%		$378,952,108

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2015.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	42	June 2015	$1,639,778	$18,723
FTSE 100 Index	7	June 2015	698,518	(8,853)
SPI 200 Index	2	June 2015	224,154	2,528
TSE TOPIX Index	5	June 2015	643,474	11,938

TOTAL				$24,336

TAX INFORMATION — At March 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$325,411,605

Gross unrealized gain	57,828,382
Gross unrealized loss	(2,884,249)

Net unrealized security gain	$54,944,133

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net assets value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2015.

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,466,306,754	$—	$—

Derivative Type
Liabilities
Futures Contracts(b)	$(80,768)	$—	$—
Written Options	—	(12,597,760)	—
Total	$(80,768)	$(12,597,760)	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$141,670	$104,973,762	$—
Australia and Oceania	—	29,579,941	—
Europe	17,787,662	229,939,564	—
North America	—	544,184	—
Total	$17,929,332	$365,037,451	$—

Derivative Type
Assets(b)
Futures Contracts	$31,629	$—	$—
Liabilities
Written Options	$(2,833,385)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$954,785,253	$33,298	$—
Securities Lending Reinvestment Vehicle	30,803,793	—	—
Total	$985,589,046	$33,298	$—

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$2,365,198	$—
Asia	—	110,805,727	—
Australia and Oceania	—	22,330,248	—
Europe	10,232,693	227,705,284	—
North America	—	558,720	—
Securities Lending Reinvestment Vehicle	6,357,868	—	—
Total	$16,590,561	$363,765,177	$—

Derivative Type
Assets(b)
Futures Contracts	$33,189	$—	$—
Liabilities(b)
Futures Contracts	$(8,853)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or investments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date May 29, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 29, 2015

*	Print the name and title of each signing officer under his or her signature.